PIMCO Funds

Supplement Dated June 8, 2015 to the

Asset Allocation Funds Prospectus, dated July 31, 2014,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund,

PIMCO RealPathTM 2030 Fund and PIMCO RealPathTM 2040 Fund (each a “Fund”)

As previously disclosed in the Funds’ registration statement, the Funds’ respective advisory fees will periodically decrease over time according to set intervals. In this connection, certain Fund advisory fee reductions were effective April 1, 2015.

Accordingly, effective immediately, the table and footnotes in the PIMCO RealPathTM 2020 Fund’s Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses section in the Prospectus is deleted and replaced with the following:

	Inst Class		Class P		Admin Class		Class D		Class A		Class C		Class R
Management Fees(1)	0.58%		0.68%		0.58%		0.83%		0.83%		0.83%		0.83%
Distribution and/or Service (12b-1) Fees	N/A		N/A		0.25%		0.25%		0.25%		1.00%		0.50%
Acquired Fund Fees and Expenses(2)	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Total Annual Fund Operating Expenses(3)(4)	1.11%		1.21%		1.36%		1.61%		1.61%		2.36%		1.86%
Fee Waiver and/or Expense Reimbursement(5)	(0.51%	)	(0.51%	)	(0.51%	)	(0.51%	)	(0.51%	)	(0.51%	)	(0.51%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	0.60%		0.70%		0.85%		1.10%		1.10%		1.85%		1.35%

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse repurchase agreements) as an investment strategy.

[3]

Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.10%, 1.20%, 1.35%, 1.60%, 1.60%, 2.35% and 1.85% for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively

[4]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

[6]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.59%, 0.69%, 0.84%, 1.09%, 1.09%, 1.84% and 1.34% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

In addition, effective immediately, the tables in the PIMCO RealPathTM 2020 Fund’s Fund Summary—Fees and Expenses of the Fund—Example section in the Prospectus are deleted and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$302	$562	$1,306
Class P	$72	$334	$616	$1,421
Administrative Class	$87	$380	$696	$1,591
Class D	$112	$458	$828	$1,868
Class A	$656	$983	$1,332	$2,315
Class C	$288	$688	$1,214	$2,657
Class R	$137	$535	$958	$2,138

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$302	$562	$1,306
Class P	$72	$334	$616	$1,421
Administrative Class	$87	$380	$696	$1,591
Class D	$112	$458	$828	$1,868
Class A	$656	$983	$1,332	$2,315
Class C	$188	$688	$1,214	$2,657
Class R	$137	$535	$958	$2,138

In addition, effective immediately, the table and footnotes in the PIMCO RealPathTM 2025 Fund’s Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses section in the Prospectus is deleted and replaced with the following:

	Inst Class		Class P		Admin Class		Class D		Class A		Class C		Class R
Management Fees(1)	0.60%		0.70%		0.60%		0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees	N/A		N/A		0.25%		0.25%		0.25%		1.00%		0.50%
Acquired Fund Fees and Expenses(2)	0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.56%
Total Annual Fund Operating Expenses(3)(4)	1.16%		1.26%		1.41%		1.66%		1.66%		2.41%		1.91%
Fee Waiver and/or Expense Reimbursement(5)	(0.53%	)	(0.53%	)	(0.53%	)	(0.53%	)	(0.53%	)	(0.53%	)	(0.53%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	0.63%		0.73%		0.88%		1.13%		1.13%		1.88%		1.38%

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse repurchase agreements) as an investment strategy.

[3]

Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.15%, 1.25%, 1.40%, 1.65%, 1.65%, 2.40% and 1.90% for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively

[4]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

[6]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.62%, 0.72%, 0.87%, 1.12%, 1.12%, 1.87% and 1.37% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

In addition, effective immediately, the tables in the PIMCO RealPathTM 2025 Fund’s Fund Summary—Fees and Expenses of the Fund—Example section in the Prospectus are deleted and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$64	$316	$587	$1,362
Class P	$75	$347	$641	$1,476
Administrative Class	$90	$394	$721	$1,645
Class D	$115	$472	$852	$1,921
Class A	$659	$996	$1,355	$2,365
Class C	$291	$701	$1,238	$2,706
Class R	$140	$549	$982	$2,190

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$64	$316	$587	$1,362
Class P	$75	$347	$641	$1,476
Administrative Class	$90	$394	$721	$1,645
Class D	$115	$472	$852	$1,921
Class A	$659	$996	$1,355	$2,365
Class C	$191	$701	$1,238	$2,706
Class R	$140	$549	$982	$2,190

In addition, effective immediately, the table and footnotes in the PIMCO RealPathTM 2030 Fund’s Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses section in the Prospectus is deleted and replaced with the following:

	Inst Class		Class P		Admin Class		Class D		Class A		Class C		Class R
Management Fees(1)	0.63%		0.73%		0.63%		0.88%		0.88%		0.88%		0.88%
Distribution and/or Service (12b-1) Fees	N/A		N/A		0.25%		0.25%		0.25%		1.00%		0.50%
Acquired Fund Fees and Expenses(2)	0.57%		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Total Annual Fund Operating Expenses(3)(4)	1.20%		1.30%		1.45%		1.70%		1.70%		2.45%		1.95%
Fee Waiver and/or Expense Reimbursement(5)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	0.66%		0.76%		0.91%		1.16%		1.16%		1.91%		1.41%

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse repurchase agreements) as an investment strategy.

[3]

Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.19%, 1.29%, 1.44%, 1.69%, 1.69%, 2.44% and 1.94% for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively

[4]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

[6]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.65%, 0.75%, 0.90%, 1.15%, 1.15%, 1.90% and 1.40% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

In addition, effective immediately, the tables in the PIMCO RealPathTM 2030 Fund’s Fund Summary—Fees and Expenses of the Fund—Example section in the Prospectus are deleted and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$67	$327	$608	$1,407
Class P	$78	$359	$661	$1,520
Administrative Class	$93	$406	$741	$1,689
Class D	$118	$483	$872	$1,964
Class A	$662	$1,006	$1,374	$2,406
Class C	$294	$712	$1,257	$2,745
Class R	$144	$560	$1,002	$2,231

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$67	$327	$608	$1,407
Class P	$78	$359	$661	$1,520
Administrative Class	$93	$406	$741	$1,689
Class D	$118	$483	$872	$1,964
Class A	$662	$1,006	$1,374	$2,406
Class C	$194	$712	$1,257	$2,745
Class R	$144	$560	$1,002	$2,231

In addition, effective immediately, the table and footnotes in the PIMCO RealPathTM 2040 Fund’s Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses section in the Prospectus is deleted and replaced with the following:

	Inst Class		Class P		Admin Class		Class D		Class A		Class C		Class R
Management Fees(1)	0.65%		0.75%		0.65%		0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	N/A		N/A		0.25%		0.25%		0.25%		1.00%		0.50%
Acquired Fund Fees and Expenses(2)	0.58%		0.58%		0.58%		0.58%		0.58%		0.58%		0.58%
Total Annual Fund Operating Expenses(3)(4)	1.23%		1.33%		1.48%		1.73%		1.73%		2.48%		1.98%
Fee Waiver and/or Expense Reimbursement(5)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)	(0.54%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	0.69%		0.79%		0.94%		1.19%		1.19%		1.94%		1.44%

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse repurchase agreements) as an investment strategy.

[3]

Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.22%, 1.32%, 1.47%, 1.72%, 1.72%, 2.47% and 1.97% for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively

[4]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

[6]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.68%, 0.78%, 0.93%, 1.18%, 1.18%, 1.93% and 1.43% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

In addition, effective immediately, the tables in the PIMCO RealPathTM 2040 Fund’s Fund Summary—Fees and Expenses of the Fund—Example section in the Prospectus are deleted and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$70	$337	$624	$1,441
Class P	$81	$368	$677	$1,554
Administrative Class	$96	$415	$757	$1,722
Class D	$121	$492	$888	$1,996
Class A	$665	$1,015	$1,389	$2,436
Class C	$297	$721	$1,272	$2,775
Class R	$147	$569	$1,018	$2,263

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$70	$337	$624	$1,441
Class P	$81	$368	$677	$1,554
Administrative Class	$96	$415	$757	$1,722
Class D	$121	$492	$888	$1,996
Class A	$665	$1,015	$1,389	$2,436
Class C	$197	$721	$1,272	$2,775
Class R	$147	$569	$1,018	$2,263

Investors Should Retain This Supplement for Future Reference

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